Revenues from Contracts with Customers (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Revenue from Contract with Customer [Abstract]
Disaggregation of Revenue
The following table represents a disaggregation of revenue earned from contracts with customers during the nine months ended September 30, 2020 and 2019 (in millions):

	Nine Months Ended September 30,
	2020	2019
LNG revenues (1)	$3,585	$3,676
LNG revenues—affiliate	352	1,017

Total revenues from customers	3,937	4,693
Net derivative gains (2)	3	2

Total revenues	$3,940	$4,695

(1)
LNG revenues include revenues for LNG cargoes in which our customers exercised their contractual right to not take delivery but remained obligated to pay fixed fees irrespective of such election. LNG revenues during the nine months ended September 30, 2020 included $513 million in revenues associated with LNG cargoes for which customers have notified us that they will not take delivery, of which $21 million would have otherwise been recognized subsequent to September 30, 2020, if the cargoes were lifted pursuant to the delivery schedules with the customers. Revenue is generally recognized upon receipt of irrevocable notice that a customer will not take delivery because our customers have no contractual right to take delivery of such LNG cargo in future periods and our performance obligations with respect to such LNG cargo have been satisfied.

(2)	See Note 6—Derivative Instruments for additional information about our derivatives.

The following table represents a disaggregation of revenue earned from contracts with customers during the years ended December 31, 2019, 2018 and 2017 (in millions):

	Year Ended December 31,
	2019	2018	2017
LNG revenues	$5,210	$4,828	$2,635
LNG revenues—affiliate	1,312	1,299	1,389

Total revenues from customers	6,522	6,127	4,024
Net derivative gains (losses) (1)	1	(1)	—

Total revenues	$6,523	$6,126	$4,024

(1)	See Note 7—Derivative Instruments for additional information about our derivatives.

Contract Balances Reconciliation
The following table reflects the changes in our contract liabilities, which we classify as deferred revenue on our Balance Sheets (in millions):

Nine Months Ended September 30, 2020
Deferred revenues, beginning of period	$132
Cash received but not yet recognized	157
Revenue recognized from prior period deferral	(132)

Deferred revenues, end of period	$157

The following table reflects the changes in our contract liabilities, which we classify as deferred revenue on our Balance Sheets (in millions):

	Year Ended December 31,
	2019	2018
Deferred revenues, beginning of period	$91	$84
Cash received but not yet recognized	132	91
Revenue recognized from prior period deferral	(91)	(84)

Deferred revenues, end of period	$132	$91

Transaction Price Allocated to Future Performance Obligations	The following table discloses the aggregate amount of the transaction price that is allocated to performance obligations that have not yet been satisfied as of September 30, 2020 and December 31, 2019:

	September 30, 2020		December 31, 2019
	Unsatisfied Transaction Price (in billions)	Weighted Average Recognition Timing (years) (1)	Unsatisfied Transaction Price (in billions)	Weighted Average Recognition Timing (years) (1)
LNG revenues	$52.9	9	$55.0	10

(1)	The weighted average recognition timing represents an estimate of the number of years during which we shall have recognized half of the unsatisfied transaction price.
The following table discloses the aggregate
amount of the transaction price that is allocated to performance obligations that have not yet been satisfied as of December 31, 2019 and 2018:

	December 31, 2019		December 31, 2018
	Unsatisfied Transaction Price (in billions)	Weighted Average Recognition Timing (years) (1)	Unsatisfied Transaction Price (in billions)	Weighted Average Recognition Timing (years) (1)
LNG revenues (2)	$55.0	10	$53.6	10

(1)	The weighted average recognition timing represents an estimate of the number of years during which we shall have recognized half of the unsatisfied transaction price.
(2)	Includes future consideration from agreement contractually assigned to us from Cheniere Marketing.